Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Jensen Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth ETF
Class Name	Jensen Quality Growth ETF
Trading Symbol	JGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth ETF (the “Fund”) for the period of August 12, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)[1]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jensen Quality Growth ETF	$18	0.57%
[1]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the period from August 12, 2024 (commencement of operations) to November 30, 2024, relative performance for the Jensen Quality Growth ETF was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the U.S. federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/12/2024)
Jensen Quality Growth ETF NAV	8.12
S&P 500 TR Index	13.36

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 68,326,974
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$68,326,974
Number of Holdings	28
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers
Apple, Inc.	7.4%
Microsoft Corp.	7.2%
Accenture PLC	7.1%
Marsh & McLennan Cos., Inc.	6.1%
Stryker Corp.	6.0%
Intuit, Inc.	5.5%
Alphabet, Inc.	5.4%
Mastercard, Inc.	4.4%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class I
Trading Symbol	JGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance of the Jensen Global Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and no positions in the Utilities, Real Estate and Materials sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Discretionary, Consumer Staples and Health Care sectors and underweight positions in the Financials and Energy sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 52.25% of Fund assets compared to 32.86% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the U.S. federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class I	15.44	13.04
MSCI ACWI Net Total Return Index (USD)	26.12	16.03

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 62,643,711
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$62,643,711
Number of Holdings	34
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Aon PLC	5.5%
Accenture PLC	5.4%
Compass Group PLC	4.8%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
SAP SE	4.5%
Amadeus IT Group SA	3.6%
PepsiCo, Inc.	3.2%

Material Fund Change [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. Effective September 30, 2024, the Fund implemented a new investment policy consistent with the Fund’s name, of investing at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of companies meeting the criteria for “quality” and “growth” as determined by the Adviser.

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class J
Trading Symbol	JGQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance of the Jensen Global Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and no positions in the Utilities, Real Estate and Materials sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Discretionary, Consumer Staples and Health Care sectors and underweight positions in the Financials and Energy sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 52.25% of Fund assets compared to 32.86% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the U.S. federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class J	15.12	12.78
MSCI ACWI Net Total Return Index (USD)	26.12	16.03

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 62,643,711
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$62,643,711
Number of Holdings	34
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Aon PLC	5.5%
Accenture PLC	5.4%
Compass Group PLC	4.8%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
SAP SE	4.5%
Amadeus IT Group SA	3.6%
PepsiCo, Inc.	3.2%

Material Fund Change [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. Effective September 30, 2024, the Fund implemented a new investment policy consistent with the Fund’s name, of investing at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of companies meeting the criteria for “quality” and “growth” as determined by the Adviser.

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class Y
Trading Symbol	JGQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance of the Jensen Global Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and no positions in the Utilities, Real Estate and Materials sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Discretionary, Consumer Staples and Health Care sectors and underweight positions in the Financials and Energy sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 52.25% of Fund assets compared to 32.86% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the U.S. federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class Y	15.46	13.07
MSCI ACWI Net Total Return Index (USD)	26.12	16.03

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 62,643,711
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$62,643,711
Number of Holdings	34
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Aon PLC	5.5%
Accenture PLC	5.4%
Compass Group PLC	4.8%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
SAP SE	4.5%
Amadeus IT Group SA	3.6%
PepsiCo, Inc.	3.2%

Material Fund Change [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. Effective September 30, 2024, the Fund implemented a new investment policy consistent with the Fund’s name, of investing at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of companies meeting the criteria for “quality” and “growth” as determined by the Adviser.

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class I
Trading Symbol	JNVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)(formerly, the Jensen Quality Value Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six months ended November 30, 2024, the Jensen Quality Mid Cap Fund’s performance relative to the Russell Midcap Index was aided by an overweight position in the Industrials sector and specific companies in the Consumer Staples and Health Care sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; an underweight in the Financials sector; and specific companies in the Consumer Discretionary, Information Technology, Industrials and Financials sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 44.33% of Fund assets compared to 22.15% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the U.S. federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	24.92	11.93	9.16
Russell 3000 Total Return	34.49	15.23	12.89
Russell Midcap Total Return Index	33.66	12.05	10.45

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 215,347,810
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$215,347,810
Number of Holdings	39
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers
Copart, Inc.	4.4%
Broadridge Financial Solutions, Inc.	4.2%
Labcorp Holdings, Inc.	4.1%
Genpact Ltd.	3.9%
Encompass Health Corp.	3.9%
Crown Holdings, Inc.	3.9%
Equifax, Inc.	3.6%
Kroger Co.	3.4%
Tractor Supply Co.	3.3%
Keysight Technologies, Inc.	3.1%

Material Fund Change [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. Effective September 30, 2024, the Fund changed its name from the Jensen Quality Value Fund to the Jensen Quality Mid Cap Fund. In connection with the name change, the Fund incorporated into its principal investment strategies an investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the criteria for “quality” and “mid-capitalization” as determined by the Adviser.

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class J
Trading Symbol	JNVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)(formerly, the Jensen Quality Value Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six months ended November 30, 2024, the Jensen Quality Mid Cap Fund’s performance relative to the Russell Midcap Index was aided by an overweight position in the Industrials sector and specific companies in the Consumer Staples and Health Care sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; an underweight in the Financials sector; and specific companies in the Consumer Discretionary, Information Technology, Industrials and Financials sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 44.33% of Fund assets compared to 22.15% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the U.S. federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	24.62	11.67	8.93
Russell 3000 Total Return	34.49	15.23	12.89
Russell Midcap Total Return Index	33.66	12.05	10.45

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 215,347,810
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$215,347,810
Number of Holdings	39
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers
Copart, Inc.	4.4%
Broadridge Financial Solutions, Inc.	4.2%
Labcorp Holdings, Inc.	4.1%
Genpact Ltd.	3.9%
Encompass Health Corp.	3.9%
Crown Holdings, Inc.	3.9%
Equifax, Inc.	3.6%
Kroger Co.	3.4%
Tractor Supply Co.	3.3%
Keysight Technologies, Inc.	3.1%

Material Fund Change [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. Effective September 30, 2024, the Fund changed its name from the Jensen Quality Value Fund to the Jensen Quality Mid Cap Fund. In connection with the name change, the Fund incorporated into its principal investment strategies an investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the criteria for “quality” and “mid-capitalization” as determined by the Adviser.

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class Y
Trading Symbol	JNVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)(formerly, the Jensen Quality Value Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six months ended November 30, 2024, the Jensen Quality Mid Cap Fund’s performance relative to the Russell Midcap Index was aided by an overweight position in the Industrials sector and specific companies in the Consumer Staples and Health Care sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; an underweight in the Financials sector; and specific companies in the Consumer Discretionary, Information Technology, Industrials and Financials sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 44.33% of Fund assets compared to 22.15% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the U.S. federal funds rate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/15/2020)
Class Y	24.95	11.58
Russell 3000 Total Return	34.49	14.52
Russell Midcap Total Return Index	33.66	11.49

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 215,347,810
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$215,347,810
Number of Holdings	39
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers
Copart, Inc.	4.4%
Broadridge Financial Solutions, Inc.	4.2%
Labcorp Holdings, Inc.	4.1%
Genpact Ltd.	3.9%
Encompass Health Corp.	3.9%
Crown Holdings, Inc.	3.9%
Equifax, Inc.	3.6%
Kroger Co.	3.4%
Tractor Supply Co.	3.3%
Keysight Technologies, Inc.	3.1%

Material Fund Change [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. Effective September 30, 2024, the Fund changed its name from the Jensen Quality Value Fund to the Jensen Quality Mid Cap Fund. In connection with the name change, the Fund incorporated into its principal investment strategies an investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the criteria for “quality” and “mid-capitalization” as determined by the Adviser.

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/

[1]
1	Costs included are for the period August 12, 2024 (commencement of operations) through November 30, 2024. Costs would be higher if the full six month period was included.